Accounts Payable - Other	12 Months Ended
Dec. 31, 2012
Accounts Payable - Other [Abstract]
Accounts Payable - Other
Note 9 - Accounts Payable – Other

	December 31,
	2012	2011
Government institutions	$5,782	$5,145
Liabilities relating to employees	15,665	15,370
Advances from customers	196	201
Warranty	573	665
Commissions	1,291	1,857
Accrued expenses	3,584	5,159

	$27,091	$28,397